Share-based payments - Share-Based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (22)	$ (23)	$ (52)	$ (50)
Employee savings plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(8)	(8)	(16)	(16)
Restricted share units (RSUs) and performance share units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(13)	(13)	(33)	(29)
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (1)	$ (2)	$ (3)	$ (5)